Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN SMALL MID CAP GROWTH FUND
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
Document Creation Date	dei_DocumentCreationDate	Aug. 02, 2012